Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in shareholder's equity (except those arising from transactions with owner/shareholder) and includes net income (loss) and net unrealized gains or losses on available-for-sale securities.

The following table represents changes in the balance of accumulated other comprehensive income (loss) ("AOCI"), net of income tax, related to unrealized investment gains (losses) (in millions):

	Years Ended December 31,
	2022	2021	2020
Balance, beginning of period (1)	$1,890	$3,960	$2,539

Change in unrealized appreciation (depreciation) of investments	(8,253)	(1,821)	2,589
Change in unrealized appreciation (depreciation) - other	370	88	133
Change in deferred tax asset	810	374	(601)
Other comprehensive income (loss) before reclassifications	(7,073)	(1,359)	2,121
Reclassifications from AOCI, net of tax	(128)	(711)	(700)
Other comprehensive income (loss)	(7,201)	(2,070)	1,421
Balance, end of period (1)	$(5,311)	$1,890	$3,960
(1)Includes $(2,106) million and $287 million related to the investments held within the funds withheld account related to the Athene Reinsurance Transaction as of December 31, 2022 and December 31, 2021, respectively.
The following table represents amounts reclassified out of AOCI (in millions):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement

	Years Ended December 31,
	2022	2021	2020
Net unrealized investment gain (loss):
Net realized gain (loss) on investments	$(175)	$(929)	$(1,142)	Net gains (losses) on derivatives and investments
Other impaired securities	—	(10)	10	Net gains (losses) on derivatives and investments
Net unrealized gain (loss)	(175)	(939)	(1,132)
Amortization of deferred acquisition costs	12	31	246
Reclassifications, before income taxes	(163)	(908)	(886)
Income tax expense (benefit)	(35)	(197)	(186)
Reclassifications, net of income taxes	$(128)	$(711)	$(700)